Unaudited Condensed Consolidated Statements of Income - USD ($)	6 Months Ended				12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Revenue
Total revenue	$ 12,588,263		$ 13,386,367		$ 25,135,681		$ 25,526,936		$ 32,445,557
Cost of revenues
Total Cost of revenues	9,582,321		9,564,100		17,299,701		18,177,271		18,068,312
Gross profit	3,005,942		3,822,267		7,835,980		7,349,665		14,377,245
Operating expenses:
General and administrative expenses	3,894,427		1,261,906		2,314,051		1,669,958		876,437
Research and development expenses	574,041		436,024		621,024		601,000
Total operating expenses	4,468,468		1,697,930		2,935,075		2,270,958		876,437
(Loss)/income from operations	(1,462,526)		2,124,337		4,900,905		5,078,707		13,500,808
Other income/(expenses):
Interest income	322		3,531		3,892		307,225		194,576
Interest expense	(1,192,046)		(1,191,971)		(1,911,780)		(2,696,117)		(2,718,304)
Other expense, net	(28,139)		(39,965)		111,250		450,253		(89,391)
Total other expenses, net	(1,219,863)		(1,228,405)		(1,796,638)		(1,938,639)		(2,613,119)
(Loss)/income before income taxes	(2,682,389)		895,932		3,104,267		3,140,068		10,887,689
Provision for income taxes
Net (loss)/income	$ (2,682,389)		$ 895,932		3,104,267		3,140,068		10,887,689
Less: Net income attributable to non-controlling interests									16,573
Net income attributable to the Company					$ 3,104,267		$ 3,140,068		$ 10,871,116
Earnings per share – Basic (in Dollars per share)	$ (2.49)	[1]	$ 0.9	[1]	$ 0.1	[2]	$ 0.1	[2]	$ 0.4	[2]
Earnings per share – Diluted (in Dollars per share)	$ (2.49)	[1]	$ 0.9	[1]	$ 0.1	[2]	$ 0.1	[2]	$ 0.4	[2]
Weighted Average Shares Outstanding – Basic (in Shares)	1,076,035	[1]	1,000,000	[1]	25,414,248	[2]	24,613,698	[2]	24,499,999	[2]
Weighted Average Shares Outstanding – Diluted (in Shares)	1,076,035	[1]	1,000,000	[1]	25,414,248	[2]	24,613,698	[2]	24,499,999	[2]
Time charter revenue | Related Parties
Revenue
Total revenue	$ 9,176,820		$ 9,977,858		$ 19,306,369		$ 12,281,701		$ 13,999,534
Time charter revenue | Third Parties
Revenue
Total revenue							7,332,097		13,043,409
Vessel management services revenue | Related Parties
Revenue
Total revenue	1,966,321		1,979,244		4,068,128		4,033,195		4,844,888
Vessel management services revenue | Third Parties
Revenue
Total revenue	1,445,122		1,429,265		1,761,184		1,879,943		557,726
Cost of time charter revenue
Cost of revenues
Total Cost of revenues	6,676,992		6,509,744		12,172,641		12,958,301		13,151,715
Cost of vessel management services revenue
Cost of revenues
Total Cost of revenues	$ 2,905,329		$ 3,054,356		$ 5,127,060		$ 5,218,970		$ 4,916,597

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective April 2, 2026 as described in Note 13.
[2]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.